Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment

8. Property, Plant and Equipment

DECEMBER 31	2013	2012	Estimated life
Land and land improvements	$114.8	$119.3	n/a to 15
Machinery and equipment	3,199.2	3,030.1	3-8
Buildings	801.1	764.3	20-40
Construction in progress	253.2	213.7	n/a
Property, plant and equipment	$4,368.3	$4,127.4
Less accumulated depreciation	(3,032.1)	(2,894.6)
Net of depreciation	$1,336.2	$1,232.8

DEPRECIATION INCLUDED IN	2013	2012	2011
Cost of sales	$237.2	$225.4	$221.0
Selling, general and administrative expenses	8.2	8.2	8.7
Research, development and engineering expenses	20.2	19.4	20.0

Total	$265.6	$253.0	$249.7

No significant fixed asset impairments were recognized during 2013, 2012 and 2011.

The net book value of machinery and equipment under capital lease contracts recorded as of December 31, 2013 and 2012 amounted to $0.7 million and $0.7 million, respectively. The net book value of buildings and land under capital lease contracts recorded as of December 31, 2013 and 2012 amounted to $1.5 million and $1.7 million, respectively.